INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights At Fair Value
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE

4. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE

Pool 1. On December 13, 2011, Newcastle announced the completion of the first co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights acquired by Nationstar. New Residential invested approximately $43.7 million to acquire a 65% interest in the Excess MSRs on a portfolio of government-sponsored enterprise (“GSE”) residential mortgage loans (“Pool 1”). Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and is the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, the servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

Pool 2. On June 5, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Bank of America. New Residential invested approximately $42.3 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans (“Pool 2”), comprised of loans in GSE pools. Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and is the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

Pools 3, 4 and 5. On June 29, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Aurora Bank FSB, a subsidiary of Lehman Brothers Bancorp Inc. New Residential invested approximately $176.5 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans, comprised of approximately 25% conforming loans in Fannie Mae (“Pool 3”) and Freddie Mac (“Pool 4”) GSE pools as well as approximately 75% non-conforming loans in private label securitizations (“Pool 5”). Nationstar had co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and is the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. In September 2013, New Residential invested an additional $26.6 million to acquire an additional 15% interest in the Excess MSRs related to Pool 5 from Nationstar. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations. In December 2013, New Residential entered into a corporate loan secured by the Excess MSRs related to Pool 5 (Note 11).

Pool 11. On May 20, 2013, New Residential entered into an excess spread agreement with Nationstar to purchase a two-thirds interest in the Excess MSRs on a portion of the loans in the pool which are eligible to be refinanced by a specific third party for a period of time for $2.4 million, with Nationstar retaining the remaining one-third interest in the Excess MSRs and all servicing rights. After this period expired, Nationstar acquired the ability to refinance all of the loans in the pool. See Note 5 for information on New Residential’s other agreements with Nationstar with respect to Excess MSRs on Pool 11.

Pool 12. On September 23, 2013, New Residential invested approximately $17.4 million to acquire a 40% interest in the Excess MSRs on a portfolio of residential mortgage loans (“Pool 12”), comprised of loans in private label securitizations. Fortress-managed funds also acquired a 40% interest in the Excess MSRs and the remaining 20% interest in the Excess MSRs is owned by Nationstar. Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential, the Fortress-managed funds and Nationstar, subject to certain limitations.

Pool 18. In the fourth quarter of 2013, New Residential invested approximately $17.0 million to acquire a 40% interest in the Excess MSRs on a portfolio of residential mortgage loans (“Pool 18”) comprised of loans in private label securitizations. Fortress-managed funds also acquired a 40% interest in the Excess MSRs and the remaining 20% interest in the Excess MSR is owned by Nationstar.

Nationstar performs all servicing and advancing functions and it retains the ancillary income, servicing obligations and liabilities associated with the portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by New Residential, the Fortress-managed funds and Nationstar, subject to certain limitations. New Residential, through co-investments made by its subsidiaries, has separately agreed to purchase the servicer advances and the right to certain other cash flows associated with this portfolio. See Note 6 for information on New Residential’s investment in servicer advances with respect to Pool 18.

As described above, New Residential has entered into a “Recapture Agreement” in each of the Excess MSR investments to date, including those Excess MSR investments made through investments in joint ventures (Note 5). Under the Recapture Agreements, New Residential is generally entitled to a pro rata interest in the Excess MSRs on any initial or subsequent refinancing by Nationstar of a loan in the original portfolio. These Recapture Agreements do not apply to New Residential’s investments in servicer advances (Note 6).

New Residential elected to record its investments in Excess MSRs at fair value pursuant to the fair value option for financial instruments in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs.

The following is a summary of New Residential’s direct investments in Excess MSRs:

	December 31, 2013						Year Ended December 31, 2013
	Unpaid Principal Balance (“UPB”) of Underlying Mortgages	Interest in Excess MSR	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$6,873,942	65.0%	$26,279	$36,235	12.5%	5.2	$4,219
MSR Pool 1 - Recapture Agreement	—	65.0%	1,109	6,820	12.5%	11.9	5,205
MSR Pool 2	7,924,920	65.0%	30,217	35,234	12.5%	5.5	3,971
MSR Pool 2 - Recapture Agreement	—	65.0%	1,252	6,587	12.5%	12.5	5,154
MSR Pool 3	7,822,453	65.0%	24,636	32,899	12.5%	5.1	5,408
MSR Pool 3 - Recapture Agreement	—	65.0%	2,733	6,642	12.5%	12.1	3,985
MSR Pool 4	5,076,470	65.0%	9,876	13,823	12.5%	4.9	2,929
MSR Pool 4 - Recapture Agreement	—	65.0%	2,300	4,105	12.5%	12.0	1,819
MSR Pool 5 (E)	36,907,851	80.0%	117,544	140,634	12.5%	5.4	21,113
MSR Pool 5 - Recapture Agreement	—	80.0%	9,229	5,609	12.5%	13.4	221
MSR Pool 11	436,241	66.7%	2,091	2,080	12.5%	6.5	(11)
MSR Pool 11 - Recapture Agreement	—	66.7%	254	235	12.5%	14.3	(19)
MSR Pool 12 (E)	5,152,877	40.0%	16,233	16,294	16.4%	4.5	60
MSR Pool 12 - Recapture Agreement	—	40.0%	474	240	16.4%	13.2	(233)
MSR Pool 18(F)	8,758,860	40.0%	16,075	16,079	15.3%	4.6	3
MSR Pool 18 Recapture Agreement	—	40.0%	1,127	635	15.3%	12.3	(492)

	$78,953,614		$261,429	$324,151	12.9%	5.8	$53,332

	December 31, 2012						Year Ended December 31, 2012
	UPB	Interest in Excess MSR	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$8,403,211	65.0%	$30,237	$35,974	18.0%	4.8	$5,569
MSR Pool 1 - Recapture Agreement	—	65.0%	4,430	4,936	18.0%	10.8	307
MSR Pool 2	9,397,120	65.0%	32,890	33,935	17.3%	5.0	1,045
MSR Pool 2 - Recapture Agreement	—	65.0%	5,206	5,387	17.3%	11.8	181
MSR Pool 3	9,069,726	65.0%	27,618	30,474	17.6%	4.7	2,856
MSR Pool 3 - Recapture Agreement	—	65.0%	5,036	4,960	17.6%	11.3	(76)
MSR Pool 4	5,788,133	65.0%	11,130	12,149	17.9%	4.6	1,019
MSR Pool 4 - Recapture Agreement	—	65.0%	2,902	2,887	17.9%	11.1	(15)
MSR Pool 5 (E)	43,902,561	65.0%	107,704	109,682	17.5%	4.8	1,978
MSR Pool 5 - Recapture Agreement	—	65.0%	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751		$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool. For the year ended December 31, 2011 the change in fair value recorded in other income related to Pool 1 was $0.4 million.
(E)	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR subsequent to December 31, 2013 (Note 18).
(F)	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the direct investments in Excess MSRs as of December 31, 2013:

Percentage of Total Outstanding Unpaid Principal Amount as of December 31,
2013		2012
State Concentration	Percentage of UPB	State Concentration	Percentage of UPB
California	31.5%	California	32.0%
Florida	9.8%	Florida	10.1%
New York	4.9%	New York	4.3%
Texas	4.0%	Washington	4.3%
Washington	3.9%	Arizona	3.9%
Arizona	3.5%	Texas	3.6%
Maryland	3.5%	Colorado	3.5%
New Jersey	3.3%	Maryland	3.4%
Colorado	3.2%	New Jersey	3.1%
Virginia	3.1%	Virginia	3.0%
Other U.S.	29.3%	Other U.S.	28.8%

	100.0%		100.0%

Geographic concentrations of investments expose New Residential to the risk of economic downturns within the relevant states. Any such downturn in a state where New Residential holds significant investments could affect the underlying borrower’s ability to make mortgage payments and therefore could have a meaningful, negative impact on the Excess MSRs.

Refer to Notes 6, 14 and 18, for discussion of investments in servicer advances, capital commitments, and the recent activities related to New Residential’s investments in Excess MSRs, respectively.

4. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE

Pool 1. On December 13, 2011, Newcastle announced the completion of the first co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights acquired by Nationstar. New Residential invested approximately $44 million to acquire a 65% interest in the Excess MSRs on a portfolio of government-sponsored enterprise (“GSE”) residential mortgage loans with an outstanding principal balance of approximately $9.9 billion (“Pool 1”). Nationstar has co-invested on a pari-passu basis with New Residential in 35% of the Excess MSRs and will be the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, the servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

Pool 2. On June 5, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Bank of America. New Residential invested approximately $44 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $10.4 billion (“Pool 2”), comprised of loans in GSE pools. Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and will be the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations. As of December 31, 2012, New Residential has a remaining purchase price payable of less than $0.1 million which is to be funded in 2013 pursuant to the payment terms of the agreement.

Pools 3, 4 and 5. On June 29, 2012, Newcastle announced the completion of a co-investment between New Residential and Nationstar in Excess MSRs related to mortgage servicing rights Nationstar acquired from Aurora Bank FSB, a subsidiary of Lehman Brothers Bancorp Inc. New Residential invested approximately $176.5 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $63.7 billion, comprised of approximately 75% non-conforming loans in private label securitizations and approximately 25% conforming loans in GSE pools. The portfolio is comprised of three pools: two GSE loan pools with outstanding principal balances of approximately $9.8 billion (“Pool 3”) and $6.3 billion (“Pool 4”), respectively, and a pool of non-conforming loans in private label securitizations with an outstanding principal balance of approximately $47.6 billion (“Pool 5”). Nationstar has co-invested on a pari passu basis with New Residential in 35% of the Excess MSRs and will be the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by New Residential and Nationstar, subject to certain limitations.

The following is a summary of New Residential’s Excess MSRs at December 31, 2012 and 2011:

	December 31, 2011					Period From Dec 8, 2011 (Commencement of Operations) Through Dec 31, 2011
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168
Pool 1-Recapture Agreement	—	6,135	6,334	20.0%	10.3	199

	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

Description	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
Pool 1-Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
Pool 2-Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
Pool 3-Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
Pool 4-Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
Pool 5-Recapture Agreement	—	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs at December 31, 2012 and 2011:

Percentage of Total Outstanding Unpaid Principal Amount(A)
December 31, 2012		December 31, 2011
State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%

	100.0%		100.0%

(A)	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.

Geographic concentrations of investments expose New Residential to the risk of economic downturns within the relevant states. Any such downturn in a state where New Residential holds significant investments could affect the underlying borrower’s ability to make the mortgage payment and therefore could have a meaningful, negative impact on the Excess MSRs.